Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Vest U.S. Equity Buffer ETF – September

FT Vest U.S. Equity Deep Buffer ETF – September

FT Vest Nasdaq-100® Buffer ETF – September

FT Vest International Equity Buffer ETF – September

FT Vest U.S. Equity Enhance & Moderate Buffer ETF – September

FT Vest U.S. Equity Moderate Buffer ETF – September

(each a “Fund”)

Supplement To each Fund’s Prospectus

Dated September 13, 2024

As described in each Fund’s prospectus, Fund shareholders are subject to an upside return cap that represents the maximum percentage return an investor can achieve from an investment in a Fund for a given Target Outcome Period. On September 20, 2024, each Fund’s current Target Outcome Period will end, and a new Target Outcome Period will begin as of September 23, 2024. The new Target Outcome Period will end on September 19, 2025. While the actual caps will not be determined until the first day of the new Target Outcome Period, set forth below are the anticipated cap ranges for each Fund for the Target Outcome Period beginning on September 23, 2024. A supplement to each Fund’s prospectus will be filed on September 23, 2024 that will include the actual cap for the new Target Outcome Period, which may be higher or lower than the anticipated cap ranges set forth below.

Fund	Anticipated cap range (before fees and expenses)	Anticipated cap range (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)
FT Vest U.S. Equity Buffer ETF – September (FSEP)	13.35% - 16.10%	12.50% - 15.25%
FT Vest U.S. Equity Deep Buffer ETF – September (DSEP)	11.70% - 13.85%	10.85% - 13.00%
FT Vest Nasdaq-100® Buffer ETF – September (QSPT)	17.55% - 20.85%	16.65% - 19.95%
FT Vest International Equity Buffer ETF – September (YSEP)	13.05% - 15.50%	12.15% - 14.60%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF – September (XSEP)	8.90% - 11.40%	8.05% - 10.55%
FT Vest U.S. Equity Moderate Buffer ETF – September (GSEP)	11.05% - 13.50%	10.20% - 12.65%

Please Keep this Supplement with your Fund Prospectus for Future Reference